CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jan. 06, 2021	Dec. 16, 2020	Jul. 22, 2021	Jun. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020
Preferred stock, par value, (per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued				0		0	0	0
Preferred stock, shares outstanding				0		0	0	0
Purchase price, per unit				$ 10.00		$ 10.00
Aggregate number of shares owned	6,900,000
Class A Ordinary shares
Common stock, par value, (per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized				200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued				4,352,473		0
Common stock, shares outstanding				4,352,473		0
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)				$ 0.0001		$ 0.0001
Temporary equity, shares outstanding				23,247,527		0
Purchase price, per unit				$ 10.00		$ 10.00
Class B Ordinary shares
Common stock, par value, (per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized				20,000,000		20,000,000	20,000,000	20,000,000
Common stock, shares issued			8,625,000	6,900,000		6,900,000
Common stock, shares outstanding	6,900,000			6,900,000		6,900,000
Number of shares surrender		2,875,000
Number Of Shares Subject To Forfeiture						900,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000
Founder Shares | Sponsor | Class B Ordinary shares
Number of shares surrender		2,875,000
Number Of Shares Subject To Forfeiture	900,000				0
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000